Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Options Outstanding

The activities of the options outstanding for the six months ended June 30, 2023 were as follows:

	Number of Options	Weighted Average Exercise Price Per Share Option
Options outstanding as of December 31, 2022	5,103,627
Granted during the six months ended June 30, 2023	1,682,787	USD 1.25
Forfeited during the six months ended June 30, 2023 (i)	(240,602)	USD 5.73
Options outstanding as of June 30, 2023	6,545,812
Options exercisable as of June 30, 2023	2,585,995

(i)
The options were forfeited when the employment terminated.

Summary of Key Assumptions for Options Granted	Key assumptions for the options granted for the periods and ESPP compensation are set forth below:

	Stock Incentive Plan		ESPP
	June 30,	June 30,	June 30,	June 30,
	2022	2023	2022	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Weighted average exercise price during the period	USD 3.57	USD 1.25	(i)	(i)
Grant date share price	USD 0.75~USD 4.91	USD 0.99~USD 1.29	USD 1.86	USD 1.05
Risk-free interest rate	1.9%~3.1%	3.6%~4.2%	1.5%~2.7%	4.14%~5.14%
Expected volatility	61.4%~61.8%	59.6%~60.0%	51.1%~55.4%	46.96%~60.20%
Expected life	10 years	10 years	0.5~2.0 years	0.5~2.0 years
Expected early exercise multiple	2.2~2.8	2.2-2.8	N/A	N/A
Dividend yield	Nil	Nil	Nil	Nil
Forfeiture rate	*3.0%-9.6%	*8.5%-12.3%	3.0%	3.0%
Weighted average fair value of options granted during the period	USD 2.06	USD 0.72	USD 0.71	USD 0.40

*Forfeiture rates for executives and directors, and all other employees in six months ended June 30, 2022, were 3.0% and 9.6%, respectively. Forfeiture rates for executives and directors, and all other employees in the six months ended June 30, 2023, were 8.5%~12.3% and 11.7%, respectively.

(i)
No shares were issued under the ESPP for the six months ended June 30, 2022. Discounted ESPP price for issued shares during the six months ended June 30, 2023 was USD 0.73.

Summary of Share-Based Compensation Expenses

Share-based compensation expenses included in the interim condensed consolidated statements of loss for the six months ended June 30, 2022 and 2023 were as follows:

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Research and development expenses (Note 6)	12,778	7,639
Administrative expenses (Note 6)	15,116	8,427
	27,894	16,066